Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits
Schedule of employee benefit

	2022	2021	2020

	(€ in thousands)
Wages and salaries	23,441	16,838	13,251
Social security costs	2,661	2,124	1,710
Pension costs — defined contribution plans	1,315	1,142	1,037
Equity-settled share based payments	2,869	6,216	7,838
	30,286	26,320	23,836
Average number of employees for the period	163	163	156

Schedule of employee per activity

	December 31, 2022	December 31, 2021	December 31, 2020
Research and Development	103.5	140.7	113.8
General and Administrative	26.7	40.9	36.6
Total number of employees (converted to FTE)	130.2	181.6	150.4